Defined Benefit Liabilities (Assets) - Principal Actuarial Assumptions (Detail)	Dec. 31, 2024	Dec. 31, 2023
Bottom of range [member]
Disclosure of defined benefit plans [line items]
Discount rate for defined benefit obligations	3.35%	3.71%
Expected rate of salary increase	2.00%	2.00%
Top of range [member]
Disclosure of defined benefit plans [line items]
Discount rate for defined benefit obligations	4.24%	4.79%
Expected rate of salary increase	5.42%	5.27%